Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (8.6%)
	Sirius XM Holdings Inc.	43,788	270
	VF Corp.	2,629	215
	Yum! Brands Inc.	1,630	190
	Marriott International Inc. Class A	991	125
	Carnival Corp.	2,214	98
	AMERCO	228	80
*	O'Reilly Automotive Inc.	205	79
*	Cimpress NV	632	73
	Penske Automotive Group Inc.	1,615	69
	Columbia Sportswear Co.	700	66
*	Container Store Group Inc.	14,596	65
*	GCI Liberty Inc. Class A	960	60
	Choice Hotels International Inc.	655	60
*	Monarch Casino & Resort Inc.	1,339	59
*	Liberty Media Corp-Liberty Formula One	1,319	55
	Churchill Downs Inc.	421	52
	Haverty Furniture Cos. Inc.	2,679	51
*	Liberty Media Corp-Liberty SiriusXM Class C	1,205	49
*	Lindblad Expeditions Holdings Inc.	2,523	47
*	Lands' End Inc.	5,844	45
*	Liberty Broadband Corp.	426	45
	Pool Corp.	228	45
	Tile Shop Holdings Inc.	15,088	41
*	Clear Channel Outdoor Holdings Inc.	14,474	38
	Johnson Outdoors Inc. Class A	661	37
	Service Corp. International	798	37
	Carriage Services Inc. Class A	1,731	37
	Aaron's Inc.	564	36
	National CineMedia Inc.	4,343	36
	Cable One Inc.	27	35
	Gentex Corp.	1,317	35
*	Revlon Inc. Class A	2,035	34
*	Grand Canyon Education Inc.	264	33
*	Motorcar Parts of America Inc.	2,276	33
*	Carrols Restaurant Group Inc.	4,463	33
*	AutoNation Inc.	670	32
	Emerald Expositions Events Inc.	3,322	32
*	Chuy's Holdings Inc.	1,230	31
*	HealthStream Inc.	1,230	31
	Acushnet Holdings Corp.	1,182	31
*	Barnes & Noble Education Inc.	7,818	31
*	Liberty Media Corp-Liberty Braves	1,107	30
*	ServiceMaster Global Holdings Inc.	519	30
	Viad Corp.	456	29
	Standard Motor Products Inc.	658	29
	Ross Stores Inc.	273	29
	Sonic Automotive Inc. Class A	1,011	27
*	Houghton Mifflin Harcourt Co.	4,431	26
*	American Public Education Inc.	1,067	26

* WideOpenWest Inc.	4,508	25
Leggett & Platt Inc.	667	25
* Cardlytics Inc.	652	25
Autoliv Inc.	353	24
National Presto Industries Inc.	277	24
Extended Stay America Inc.	1,650	23
* BJ's Wholesale Club Holdings Inc.	869	23
* Universal Electronics Inc.	496	22
* Potbelly Corp.	4,559	21
Inter Parfums Inc.	326	21
* Live Nation Entertainment Inc.	292	20
* Liberty Global plc	771	20
* Regis Corp.	1,134	18
* Lovesac Co.	1,063	18
* Rosetta Stone Inc.	967	18
Scholastic Corp.	497	17
J. Jill Inc.	9,149	17
News Corp. Class A	1,199	17
* Vera Bradley Inc.	1,550	16
* Del Taco Restaurants Inc.	1,434	16
* 1-800-Flowers.com Inc. Class A	1,085	16
* Golden Entertainment Inc.	1,007	14
Marriott Vacations Worldwide Corp.	140	14
Matthews International Corp. Class A	460	14
* Floor & Decor Holdings Inc. Class A	224	11
* Liberty TripAdvisor Holdings Inc. Class A	1,248	11
* Quotient Technology Inc.	1,368	10
* Qurate Retail Group Inc. QVC Group Class A	871	9
* Fiesta Restaurant Group Inc.	1,009	9
* Waitr Holdings Inc.	4,761	8
* Noodles & Co. Class A	1,351	8
* ZAGG Inc.	1,150	7
* Hudson Ltd. Class A	678	7
		3,325
Consumer Staples (4.3%)
Keurig Dr Pepper Inc.	9,309	254
Sysco Corp.	2,796	208
Colgate-Palmolive Co.	2,009	149
Kimberly-Clark Corp.	958	135
General Mills Inc.	1,881	101
* Monster Beverage Corp.	1,578	93
* Pilgrim's Pride Corp.	2,360	74
Seaboard Corp.	16	66
Flowers Foods Inc.	2,804	64
Lancaster Colony Corp.	418	61
Ingles Markets Inc. Class A	1,215	47
National Beverage Corp.	1,111	46
Brown-Forman Corp. Class B	644	38
Tootsie Roll Industries Inc.	918	34
Limoneira Co.	1,674	30
* Performance Food Group Co.	585	27
Weis Markets Inc.	708	27
Spectrum Brands Holdings Inc.	450	25
Nu Skin Enterprises Inc. Class A	592	24
SpartanNash Co.	2,216	24
John B Sanfilippo & Son Inc.	257	24
Andersons Inc.	1,009	23

Casey's General Stores Inc.	132	22
* Primo Water Corp.	1,527	19
* 22nd Century Group Inc.	6,796	13
Turning Point Brands Inc.	358	13
Fresh Del Monte Produce Inc.	280	7
		1,648
Energy (2.8%)
Phillips 66	973	96
* Comstock Resources Inc.	10,292	59
Valvoline Inc.	2,592	59
* Frank's International NV	11,515	50
* Talos Energy Inc.	2,508	48
Kinder Morgan Inc.	2,191	44
CVR Energy Inc.	1,090	43
* FTS International Inc.	15,804	40
* REX American Resources Corp.	522	36
* Vivint Solar Inc.	4,048	33
* Covia Holdings Corp.	21,584	32
* SandRidge Energy Inc.	6,723	31
* Matrix Service Co.	1,546	31
Peabody Energy Corp.	1,653	30
* HighPoint Resources Corp.	25,867	30
* Clean Energy Fuels Corp.	14,637	29
* Altus Midstream Co. Class A	12,461	29
* Roan Resources Inc.	25,029	28
* Centennial Resource Development Inc. Class A	5,826	28
* Seadrill Ltd.	11,832	28
* Exterran Corp.	2,442	26
* Par Pacific Holdings Inc.	1,184	26
* Nine Energy Service Inc.	4,387	24
* Unit Corp.	7,216	22
Falcon Minerals Corp.	3,719	22
* Newpark Resources Inc.	3,201	21
Mammoth Energy Services Inc.	5,377	19
* Forum Energy Technologies Inc.	11,436	16
* Ring Energy Inc.	10,687	16
* Contura Energy Inc.	507	15
* TETRA Technologies Inc.	8,700	14
Berry Petroleum Corp.	1,480	12
* Select Energy Services Inc. Class A	1,362	11
EOG Resources Inc.	103	8
* SunCoke Energy Inc.	1,144	7
* KLX Energy Services Holdings Inc.	645	6
		1,069
Financial Services (34.5%)
Moody's Corp.	1,354	292
Prologis Inc.	3,294	275
Welltower Inc.	3,051	273
Aflac Inc.	4,858	244
Capital One Financial Corp.	2,783	241
Allstate Corp.	2,331	239
Travelers Cos. Inc.	1,594	234
Intercontinental Exchange Inc.	2,430	227
Public Storage	850	225
Aon plc	1,114	217
Chubb Ltd.	1,388	217

Progressive Corp.	2,384	181
Equinix Inc.	312	174
Crown Castle International Corp.	1,186	172
Marsh & McLennan Cos. Inc.	1,533	153
BB&T Corp.	2,619	125
Simon Property Group Inc.	833	124
CNA Financial Corp.	2,565	121
Fidelity National Information Services Inc.	836	114
RLI Corp.	1,181	108
MetLife Inc.	2,322	103
PNC Financial Services Group Inc.	774	100
PS Business Parks Inc.	536	96
* Arch Capital Group Ltd.	2,188	86
First Citizens BancShares Inc. Class A	193	86
Brown & Brown Inc.	2,319	86
* CoreLogic Inc.	1,766	86
* Enstar Group Ltd.	476	85
BOK Financial Corp.	1,108	84
Glacier Bancorp Inc.	2,112	84
United Bankshares Inc.	2,249	83
Healthcare Realty Trust Inc.	2,441	81
Home BancShares Inc.	4,569	81
Paramount Group Inc.	6,014	79
S&P Global Inc.	304	79
First Industrial Realty Trust Inc.	2,003	78
JBG SMITH Properties	1,997	76
EastGroup Properties Inc.	603	75
UMB Financial Corp.	1,202	75
Bank of New York Mellon Corp.	1,776	75
East West Bancorp Inc.	1,777	73
* Howard Hughes Corp.	576	73
Commerce Bancshares Inc.	1,266	72
TCF Financial Corp.	1,867	72
American International Group Inc.	1,380	72
Charles Schwab Corp.	1,854	71
American Financial Group Inc.	702	71
Apple Hospitality REIT Inc.	4,440	71
* Alleghany Corp.	94	70
Loews Corp.	1,450	70
Valley National Bancorp	6,628	70
Hancock Whitney Corp.	1,973	69
Hospitality Properties Trust	2,830	68
Hanover Insurance Group Inc.	511	68
Pinnacle Financial Partners Inc.	1,278	67
American National Insurance Co.	589	67
Rayonier Inc.	2,501	67
First Financial Bankshares Inc.	2,149	66
Old Republic International Corp.	2,714	63
Radian Group Inc.	2,787	63
Janus Henderson Group plc	3,284	63
Lamar Advertising Co. Class A	811	62
IBERIABANK Corp.	901	62
* Cushman & Wakefield plc	3,687	62
* Globe Life Inc.	694	62
1st Source Corp.	1,385	61
Primerica Inc.	514	61
Sun Communities Inc.	411	61

* Markel Corp.	52	59
Santander Consumer USA Holdings Inc.	2,229	58
Hudson Pacific Properties Inc.	1,698	58
Rexford Industrial Realty Inc.	1,296	57
Mid-America Apartment Communities Inc.	452	57
TrustCo Bank Corp. NY	7,464	57
Webster Financial Corp.	1,262	57
FirstCash Inc.	572	56
SEI Investments Co.	959	55
Assured Guaranty Ltd.	1,292	55
* Essent Group Ltd.	1,119	54
Reinsurance Group of America Inc. Class A	352	54
Origin Bancorp Inc.	1,689	54
Ryman Hospitality Properties Inc.	668	53
Fidelity National Financial Inc.	1,210	53
* Donnelley Financial Solutions Inc.	4,900	52
Kemper Corp.	744	52
ConnectOne Bancorp Inc.	2,513	51
American Campus Communities Inc.	1,106	51
First Foundation Inc.	3,662	51
Safety Insurance Group Inc.	520	50
First American Financial Corp.	845	49
Axis Capital Holdings Ltd.	760	47
Camden Property Trust	428	46
Douglas Emmett Inc.	1,078	46
EPR Properties	559	44
* Columbia Financial Inc.	2,822	43
Prosperity Bancshares Inc.	645	42
Popular Inc.	794	42
Opus Bank	2,008	42
* Credit Acceptance Corp.	91	41
New Senior Investment Group Inc.	6,508	41
BancFirst Corp.	746	40
OneMain Holdings Inc.	1,118	40
National Western Life Group Inc. Class A	155	40
* Curo Group Holdings Corp.	2,867	39
NexPoint Residential Trust Inc.	826	38
Alexander's Inc.	101	38
FB Financial Corp.	1,058	38
Tompkins Financial Corp.	479	38
Federal Agricultural Mortgage Corp.	459	38
Kilroy Realty Corp.	484	38
Kinsale Capital Group Inc.	379	37
Highwoods Properties Inc.	849	37
Eaton Vance Corp.	850	37
Nelnet Inc. Class A	546	37
Lazard Ltd. Class A	1,063	37
AMERISAFE Inc.	529	36
Carolina Financial Corp.	1,063	36
Interactive Brokers Group Inc.	768	36
National Retail Properties Inc.	642	36
* TriState Capital Holdings Inc.	1,820	36
NBT Bancorp Inc.	1,014	35
Getty Realty Corp.	1,113	35
Morningstar Inc.	218	35
TriCo Bancshares	995	35
Meridian Bancorp Inc.	2,008	35

Cullen/Frost Bankers Inc.	422	35
Saul Centers Inc.	696	35
* PennyMac Financial Services Inc.	1,175	35
United Fire Group Inc.	769	35
Towne Bank	1,305	34
Univest Financial Corp.	1,350	34
* Allegiance Bancshares Inc.	1,054	34
* INTL. FCStone Inc.	864	34
* eXp World Holdings Inc.	3,872	34
Banco Latinoamericano de Comercio Exterior SA	1,858	34
Franklin Street Properties Corp.	4,448	34
* St. Joe Co.	1,869	34
UMH Properties Inc.	2,584	33
CatchMark Timber Trust Inc. Class A	3,340	33
Global Medical REIT Inc.	3,017	33
PacWest Bancorp	963	33
CIT Group Inc.	767	33
Preferred Bank	652	33
SLM Corp.	3,853	33
Chatham Lodging Trust	1,960	33
* Altisource Portfolio Solutions SA	1,638	32
Braemar Hotels & Resorts Inc.	3,523	32
Spirit MTA REIT	3,825	32
STORE Capital Corp.	850	32
James River Group Holdings Ltd.	651	32
Bryn Mawr Bank Corp.	940	32
Dime Community Bancshares Inc.	1,613	32
Park National Corp.	354	32
Investors Bancorp Inc.	2,872	32
* Equity Bancshares Inc. Class A	1,259	32
* Greenlight Capital Re Ltd. Class A	3,454	32
Lakeland Financial Corp.	749	32
Heritage Commerce Corp.	2,687	31
Capitol Federal Financial Inc.	2,299	31
* Paysign Inc.	2,330	31
Retail Value Inc.	837	31
Southside Bancshares Inc.	930	31
Stifel Financial Corp.	563	30
Heritage Insurance Holdings Inc.	2,290	30
RLJ Lodging Trust	1,844	30
Wintrust Financial Corp.	475	30
City Holding Co.	401	30
Hanmi Financial Corp.	1,661	30
Cohen & Steers Inc.	551	30
AXA Equitable Holdings Inc.	1,420	30
Federal Realty Investment Trust	227	29
National General Holdings Corp.	1,242	29
CubeSmart	810	29
First Busey Corp.	1,184	29
First Bancorp	818	29
Associated Banc-Corp	1,493	29
Ashford Hospitality Trust Inc.	10,190	29
Duke Realty Corp.	855	28
Universal Health Realty Income Trust	294	28
Umpqua Holdings Corp.	1,796	28
BankUnited Inc.	888	28
Front Yard Residential Corp.	2,542	28

S&T Bancorp Inc.	820	28
Gaming and Leisure Properties Inc.	717	28
Community Healthcare Trust Inc.	654	28
Jefferies Financial Group Inc.	1,496	28
Franklin Financial Network Inc.	951	28
Armada Hoffler Properties Inc.	1,583	27
CorEnergy Infrastructure Trust Inc.	605	27
Live Oak Bancshares Inc.	1,521	27
HCI Group Inc.	699	27
Life Storage Inc.	257	27
Westamerica Bancorporation	441	27
Western Alliance Bancorp	621	27
* Cannae Holdings Inc.	968	27
Horace Mann Educators Corp.	613	27
* CBRE Group Inc. Class A	509	27
Kearny Financial Corp.	2,098	26
* HomeStreet Inc.	994	26
* Ocwen Financial Corp.	14,348	26
Investors Real Estate Trust	367	25
Provident Financial Services Inc.	1,061	25
American Homes 4 Rent Class A	983	25
Central Pacific Financial Corp.	898	25
Sabra Health Care REIT Inc.	1,151	25
MGIC Investment Corp.	1,960	25
Sunstone Hotel Investors Inc.	1,877	25
RMR Group Inc. Class A	528	25
CME Group Inc.	105	23
ServisFirst Bancshares Inc.	731	22
CoreSite Realty Corp.	187	22
Brookline Bancorp Inc.	1,545	22
Sandy Spring Bancorp Inc.	635	21
LPL Financial Holdings Inc.	281	21
OceanFirst Financial Corp.	989	21
Argo Group International Holdings Ltd.	316	21
National Bank Holdings Corp. Class A	633	21
Heartland Financial USA Inc.	465	20
Independence Realty Trust Inc.	1,453	20
Enterprise Financial Services Corp.	511	20
Employers Holdings Inc.	458	20
WesBanco Inc.	569	19
* Customers Bancorp Inc.	1,028	19
Gladstone Commercial Corp.	845	19
Heritage Financial Corp.	721	19
PJT Partners Inc.	436	18
City Office REIT Inc.	1,329	18
Vornado Realty Trust	287	17
* On Deck Capital Inc.	4,921	16
Preferred Apartment Communities Inc. Class A	1,172	16
Evercore Inc. Class A	193	15
Wyndham Destinations Inc.	341	15
* I3 Verticals Inc. Class A	667	15
Hamilton Lane Inc. Class A	242	15
FGL Holdings	1,849	15
Independent Bank Corp.	745	15
American Finance Trust Inc.	1,106	13
MarketAxess Holdings Inc.	33	13
American Express Co.	109	13

* Green Dot Corp. Class A	425	13
OFG Bancorp	628	13
International Bancshares Corp.	354	13
Alexander & Baldwin Inc.	533	12
Whitestone REIT	969	12
Renasant Corp.	365	12
Boston Private Financial Holdings Inc.	1,123	12
* Focus Financial Partners Inc. Class A	529	11
First Commonwealth Financial Corp.	857	11
Goosehead Insurance Inc. Class A	209	10
* Cowen Inc. Class A	591	9
Newmark Group Inc. Class A	1,014	9
Selective Insurance Group Inc.	101	8
* EZCORP Inc. Class A	1,004	8
* LendingClub Corp.	571	8
		13,276
Health Care (13.8%)
Stryker Corp.	1,376	304
Zoetis Inc.	2,351	297
* Vertex Pharmaceuticals Inc.	1,490	268
HCA Healthcare Inc.	1,780	214
* Edwards Lifesciences Corp.	851	189
Becton Dickinson and Co.	646	164
* Neogen Corp.	1,121	79
* Forty Seven Inc.	9,970	76
* Boston Scientific Corp.	1,733	74
Cantel Medical Corp.	736	68
* Novocure Ltd.	743	68
West Pharmaceutical Services Inc.	441	64
* Rocket Pharmaceuticals Inc.	5,769	63
* Integra LifeSciences Holdings Corp.	978	59
* Regeneron Pharmaceuticals Inc.	195	57
* Blueprint Medicines Corp.	736	56
* Quanterix Corp.	2,135	56
* Rubius Therapeutics Inc.	6,030	56
* Syneos Health Inc.	1,015	53
* Globus Medical Inc.	1,026	52
STERIS plc	330	51
Bio-Techne Corp.	263	50
Baxter International Inc.	540	47
* Eidos Therapeutics Inc.	1,103	46
* Alkermes plc	2,140	45
* Dova Pharmaceuticals Inc.	2,989	45
* Marker Therapeutics Inc.	8,417	44
Humana Inc.	153	43
* FibroGen Inc.	943	42
* Catalent Inc.	796	42
* Avrobio Inc.	2,152	42
* Option Care Health Inc.	11,899	42
* Optinose Inc.	5,411	41
* Illumina Inc.	145	41
National HealthCare Corp.	492	40
* CorVel Corp.	466	39
* Rhythm Pharmaceuticals Inc.	1,712	39
Hill-Rom Holdings Inc.	356	38
* Cross Country Healthcare Inc.	3,667	38
* Homology Medicines Inc.	1,978	37

PerkinElmer Inc.	451	37
Chemed Corp.	86	37
* Cytokinetics Inc.	2,628	37
* Krystal Biotech Inc.	808	36
* Seattle Genetics Inc.	499	36
* Surgery Partners Inc.	5,625	36
* OrthoPediatrics Corp.	1,124	36
* Amphastar Pharmaceuticals Inc.	1,607	36
* Deciphera Pharmaceuticals Inc.	989	36
* GenMark Diagnostics Inc.	5,933	36
* Catalyst Pharmaceuticals Inc.	5,724	35
* Agios Pharmaceuticals Inc.	893	34
* Kindred Biosciences Inc.	4,530	34
* Alnylam Pharmaceuticals Inc.	415	33
* Horizon Therapeutics plc	1,211	33
* Bio-Rad Laboratories Inc. Class A	98	33
* RadNet Inc.	2,349	33
* Theravance Biopharma Inc.	1,452	32
* Charles River Laboratories International Inc.	238	31
* BioSpecifics Technologies Corp.	557	31
* iRadimed Corp.	1,580	30
* American Renal Associates Holdings Inc.	4,853	30
* Hanger Inc.	1,580	30
* KalVista Pharmaceuticals Inc.	1,906	30
LeMaitre Vascular Inc.	940	30
* Ultragenyx Pharmaceutical Inc.	542	30
* Neuronetics Inc.	2,705	29
* UNITY Biotechnology Inc.	4,635	28
* Sage Therapeutics Inc.	160	27
Bruker Corp.	631	27
* ADMA Biologics Inc.	6,064	27
* Achillion Pharmaceuticals Inc.	5,996	26
* CryoLife Inc.	967	26
* Tricida Inc.	739	26
* BioLife Solutions Inc.	1,209	25
* Triple-S Management Corp. Class B	1,211	25
* Akcea Therapeutics Inc.	1,176	25
* Epizyme Inc.	1,905	25
* Antares Pharma Inc.	7,586	25
* PRA Health Sciences Inc.	240	24
* Accelerate Diagnostics Inc.	1,233	23
* AngioDynamics Inc.	1,248	23
* BioDelivery Sciences International Inc.	5,306	23
* Galectin Therapeutics Inc.	6,809	23
* Agenus Inc.	7,775	22
* Providence Service Corp.	398	22
* Concert Pharmaceuticals Inc.	2,194	22
* ChemoCentryx Inc.	3,270	22
* Cerus Corp.	3,938	21
* Athenex Inc.	1,428	21
* Apellis Pharmaceuticals Inc.	714	21
* Wright Medical Group NV	931	19
* UroGen Pharma Ltd.	569	19
* Adverum Biotechnologies Inc.	1,853	19
* Denali Therapeutics Inc.	1,044	19
* Ionis Pharmaceuticals Inc.	289	18
* QIAGEN NV	523	18

* Accuray Inc.	6,664	18
* Kura Oncology Inc.	1,165	18
* Cutera Inc.	611	18
* Immunomedics Inc.	1,375	18
* AtriCure Inc.	631	17
* Ocular Therapeutix Inc.	3,920	17
* Penumbra Inc.	114	17
* Surmodics Inc.	346	16
* NextGen Healthcare Inc.	1,139	16
* Five Prime Therapeutics Inc.	2,860	16
* Heska Corp.	216	15
* Xencor Inc.	402	15
* PDL BioPharma Inc.	6,384	15
* Prothena Corp. plc	1,747	15
Meridian Bioscience Inc.	1,537	14
* Lexicon Pharmaceuticals Inc.	10,324	14
* Intra-Cellular Therapies Inc.	1,549	13
* Senseonics Holdings Inc.	12,955	13
* Lantheus Holdings Inc.	605	13
* Tocagen Inc.	3,844	12
* CEL-SCI Corp.	1,702	12
* Aclaris Therapeutics Inc.	11,987	12
* ZIOPHARM Oncology Inc.	2,412	12
* Affimed NV	4,197	12
* Assertio Therapeutics Inc.	7,886	11
* Dicerna Pharmaceuticals Inc.	811	11
* Assembly Biosciences Inc.	941	11
* Paratek Pharmaceuticals Inc.	2,822	11
* Inovio Pharmaceuticals Inc.	4,563	10
Danaher Corp.	65	9
Invacare Corp.	1,894	9
* Fluidigm Corp.	1,572	9
* CorMedix Inc.	1,141	9
* Momenta Pharmaceuticals Inc.	662	8
Phibro Animal Health Corp. Class A	398	8
* Codexis Inc.	584	8
* Revance Therapeutics Inc.	750	8
* MannKind Corp.	7,210	8
* CytomX Therapeutics Inc.	903	8
* ANI Pharmaceuticals Inc.	119	8
* Stemline Therapeutics Inc.	623	7
* Sorrento Therapeutics Inc.	3,332	7
* Rigel Pharmaceuticals Inc.	3,896	7
* PolarityTE Inc.	1,527	6
* Abeona Therapeutics Inc.	2,703	4
* Marinus Pharmaceuticals Inc.	2,833	3
		5,299
Materials & Processing (5.1%)
Air Products & Chemicals Inc.	963	218
Ecolab Inc.	583	120
NewMarket Corp.	243	115
GrafTech International Ltd.	6,654	81
* Veritiv Corp.	4,264	71
Sonoco Products Co.	1,221	70
* RBC Bearings Inc.	401	64
Chase Corp.	534	54
* Ingevity Corp.	694	53

* Armstrong Flooring Inc.	7,351	50
* TimkenSteel Corp.	9,429	49
Royal Gold Inc.	340	45
* PQ Group Holdings Inc.	3,071	44
Hexcel Corp.	493	41
RPM International Inc.	575	39
Myers Industries Inc.	2,294	39
Griffon Corp.	2,134	37
* Unifi Inc.	1,849	36
WR Grace & Co.	514	35
Caesarstone Ltd.	2,301	34
Kronos Worldwide Inc.	3,057	33
Reliance Steel & Aluminum Co.	337	33
Stepan Co.	338	32
Innophos Holdings Inc.	1,128	32
* Univar Inc.	1,621	31
Gold Resource Corp.	8,746	30
Scotts Miracle-Gro Co.	262	28
Armstrong World Industries Inc.	279	27
Timken Co.	658	26
* Kraton Corp.	958	26
Quanex Building Products Corp.	1,508	26
Innospec Inc.	311	26
Materion Corp.	414	24
AAON Inc.	491	24
NN Inc.	3,375	22
PH Glatfelter Co.	1,433	21
Minerals Technologies Inc.	400	19
* AdvanSix Inc.	850	19
Mueller Industries Inc.	705	19
* Trex Co. Inc.	214	18
* Gibraltar Industries Inc.	442	18
Westlake Chemical Corp.	298	17
Advanced Drainage Systems Inc.	555	17
Watsco Inc.	104	17
Insteel Industries Inc.	875	16
Neenah Inc.	249	16
* Koppers Holdings Inc.	560	15
* Clearwater Paper Corp.	745	12
Interface Inc. Class A	662	7
		1,946
Other (0.1%)
Credicorp Ltd.	169	35

Producer Durables (17.1%)
Roper Technologies Inc.	817	300
Illinois Tool Works Inc.	1,895	284
Paychex Inc.	3,185	260
General Dynamics Corp.	1,241	237
Waste Management Inc.	1,978	236
Eaton Corp. plc	2,791	225
Johnson Controls International plc	4,768	204
Accenture plc Class A	662	131
United Parcel Service Inc. Class B	998	118
MSA Safety Inc.	854	90
* TriNet Group Inc.	1,261	85
Helios Technologies Inc.	1,691	72

Crane Co.	926	71
nVent Electric plc	3,476	70
* Navistar International Corp.	2,920	67
* Lydall Inc.	3,330	67
National Instruments Corp.	1,586	67
* Paylocity Holding Corp.	598	65
Donaldson Co. Inc.	1,313	63
Tetra Tech Inc.	758	61
Nordson Corp.	445	60
* Napco Security Technologies Inc.	1,700	59
Littelfuse Inc.	362	56
* Generac Holdings Inc.	713	56
Graco Inc.	1,215	55
EMCOR Group Inc.	618	54
* Modine Manufacturing Co.	5,274	54
* Teledyne Technologies Inc.	173	53
REV Group Inc.	4,033	52
Regal Beloit Corp.	705	50
* Mesa Air Group Inc.	7,648	49
* Darling Ingredients Inc.	2,637	49
Hyster-Yale Materials Handling Inc.	894	49
CRA International Inc.	1,231	48
* Proto Labs Inc.	495	47
Lincoln Electric Holdings Inc.	568	47
* AECOM	1,320	47
* ASGN Inc.	743	46
* Clean Harbors Inc.	618	45
Air Lease Corp. Class A	1,083	45
TTEC Holdings Inc.	937	44
IDEX Corp.	266	44
Spartan Motors Inc.	3,369	42
Costamare Inc.	6,939	40
* WillScot Corp. Class A	2,874	40
* Trimble Inc.	1,067	40
Brink's Co.	528	40
Titan International Inc.	15,116	39
Luxfer Holdings plc	2,467	39
Rollins Inc.	1,181	39
BWX Technologies Inc.	653	39
ITT Inc.	665	38
Scorpio Bulkers Inc.	5,920	37
* Blue Bird Corp.	2,042	37
Hackett Group Inc.	2,307	37
Systemax Inc.	1,838	37
DHT Holdings Inc.	6,537	37
* Aegion Corp. Class A	1,846	36
Ennis Inc.	1,808	36
CSW Industrials Inc.	522	36
Barrett Business Services Inc.	406	35
* SP Plus Corp.	1,016	35
* Great Lakes Dredge & Dock Corp.	3,212	35
* Genco Shipping & Trading Ltd.	3,641	35
Kelly Services Inc. Class A	1,436	35
* Covenant Transportation Group Inc. Class A	2,407	35
* Willdan Group Inc.	953	34
* Kirby Corp.	468	34
* International Seaways Inc.	1,970	34

Nordic American Tankers Ltd.	18,881	34
* SEACOR Holdings Inc.	708	33
* CryoPort Inc.	1,514	33
* Huron Consulting Group Inc.	534	33
Resources Connection Inc.	1,974	33
* Thermon Group Holdings Inc.	1,465	32
* CBIZ Inc.	1,412	32
* Sensata Technologies Holding plc	684	31
Columbus McKinnon Corp.	959	31
* Vectrus Inc.	763	31
* TriMas Corp.	1,033	30
* Sykes Enterprises Inc.	1,044	30
Teekay Corp.	8,221	30
Douglas Dynamics Inc.	716	30
* DXP Enterprises Inc.	917	30
Encore Wire Corp.	551	30
* US Xpress Enterprises Inc. Class A	7,056	30
* MYR Group Inc.	1,002	29
* Gardner Denver Holdings Inc.	1,001	29
Xylem Inc.	369	28
* Vishay Precision Group Inc.	902	28
Marten Transport Ltd.	1,421	28
Allied Motion Technologies Inc.	866	28
* Sterling Construction Co. Inc.	2,450	27
* FARO Technologies Inc.	551	27
Tennant Co.	394	27
* Target Hospitality Corp.	4,137	25
Insperity Inc.	252	25
Hubbell Inc. Class B	189	25
FLIR Systems Inc.	490	24
Franklin Electric Co. Inc.	514	24
Primoris Services Corp.	1,206	24
* BrightView Holdings Inc.	1,241	23
ESCO Technologies Inc.	289	22
* Titan Machinery Inc.	1,457	22
Carlisle Cos. Inc.	151	22
US Ecology Inc.	360	22
McGrath RentCorp	339	22
Landstar System Inc.	193	22
Knoll Inc.	925	21
Raven Industries Inc.	729	21
* Colfax Corp.	763	21
ACCO Brands Corp.	2,230	21
Macquarie Infrastructure Corp.	532	20
Federal Signal Corp.	670	20
AGCO Corp.	284	20
Standex International Corp.	275	19
Trinity Industries Inc.	1,066	19
Matson Inc.	521	19
MSC Industrial Direct Co. Inc. Class A	272	18
Kforce Inc.	556	18
* Casella Waste Systems Inc. Class A	393	18
* American Superconductor Corp.	2,322	18
RR Donnelley & Sons Co.	7,044	17
* TrueBlue Inc.	840	16
GasLog Ltd.	1,315	16
* Tidewater Inc.	1,021	16

Flowserve Corp.	376	16
* Axon Enterprise Inc.	265	16
Woodward Inc.	141	15
* ExlService Holdings Inc.	224	15
* CAI International Inc.	703	15
LSC Communications Inc.	11,328	15
* CIRCOR International Inc.	422	15
Kadant Inc.	168	14
AZZ Inc.	329	14
Badger Meter Inc.	254	13
* Team Inc.	764	13
Aircastle Ltd.	550	12
HNI Corp.	384	12
* NV5 Global Inc.	165	10
Toro Co.	141	10
Heartland Express Inc.	483	10
* Astronics Corp.	340	9
Actuant Corp. Class A	416	9
H&E Equipment Services Inc.	377	9
MAXIMUS Inc.	102	8
		6,557
Technology (7.4%)
TE Connectivity Ltd.	2,793	255
HP Inc.	6,864	126
* Silicon Laboratories Inc.	735	80
* Ceridian HCM Holding Inc.	1,176	68
Dolby Laboratories Inc. Class A	1,048	65
Perspecta Inc.	2,408	63
* Manhattan Associates Inc.	753	62
Blackbaud Inc.	653	59
* NCR Corp.	1,679	53
* ACI Worldwide Inc.	1,765	53
* ViaSat Inc.	605	48
* Verint Systems Inc.	900	48
* Black Knight Inc.	755	47
* Semtech Corp.	1,032	43
* Harmonic Inc.	6,568	43
* Avid Technology Inc.	5,709	43
* Casa Systems Inc.	7,350	42
Science Applications International Corp.	469	41
PC Connection Inc.	1,129	40
* Rubicon Project Inc.	3,756	38
* MobileIron Inc.	5,476	38
QAD Inc. Class A	919	37
* Tyler Technologies Inc.	145	37
* Digital Turbine Inc.	4,879	37
* comScore Inc.	19,796	37
* Nuance Communications Inc.	2,158	36
Ubiquiti Inc.	321	35
* RealPage Inc.	551	35
* Telaria Inc.	3,459	35
Cognex Corp.	764	34
* CEVA Inc.	1,085	34
* A10 Networks Inc.	4,902	34
* Endurance International Group Holdings Inc.	6,689	34
* Model N Inc.	1,147	33
* Qualys Inc.	409	33

MKS Instruments Inc.	414	32
* Anterix Inc.	834	32
* Aspen Technology Inc.	236	31
* Arrow Electronics Inc.	451	31
Park Aerospace Corp.	1,776	30
* EPAM Systems Inc.	151	29
* Calix Inc.	4,751	29
Monolithic Power Systems Inc.	187	28
Avnet Inc.	636	27
* VirnetX Holding Corp.	4,967	26
* Cargurus Inc.	790	26
NIC Inc.	1,207	25
* Limelight Networks Inc.	10,023	24
* Tech Data Corp.	262	24
Pegasystems Inc.	346	24
* OneSpan Inc.	1,793	24
SYNNEX Corp.	283	24
* PAR Technology Corp.	1,008	23
* Inseego Corp.	5,018	22
* AXT Inc.	6,383	22
* LiveRamp Holdings Inc.	503	21
* Digimarc Corp.	536	21
* Photronics Inc.	1,941	21
* ScanSource Inc.	733	21
* Inovalon Holdings Inc. Class A	1,224	21
* Intelligent Systems Corp.	378	20
Jabil Inc.	673	19
Comtech Telecommunications Corp.	704	19
* Axcelis Technologies Inc.	1,225	19
* Amkor Technology Inc.	2,130	19
* FormFactor Inc.	1,087	19
* Zix Corp.	2,377	17
Methode Electronics Inc.	520	17
CSG Systems International Inc.	301	16
Sabre Corp.	673	16
* Immersion Corp.	1,921	16
* Mitek Systems Inc.	1,545	16
* ePlus Inc.	183	15
* eGain Corp.	2,080	15
* Veeco Instruments Inc.	1,544	14
* Verra Mobility Corp. Class A	988	14
* SecureWorks Corp. Class A	1,084	13
* Virtusa Corp.	335	12
* Teradata Corp.	358	11
* Meet Group Inc.	2,977	10
Entegris Inc.	231	10
* Cision Ltd.	1,387	10
ADTRAN Inc.	870	9
* Tucows Inc. Class A	134	7
		2,837
Utilities (5.8%)
Public Service Enterprise Group Inc.	4,187	253
* T-Mobile US Inc.	3,118	243
Xcel Energy Inc.	3,275	210
American Electric Power Co. Inc.	1,349	123
Sempra Energy	858	122
Southern Co.	1,788	104

ONE Gas Inc.	997	91
Spire Inc.	995	84
Avangrid Inc.	1,641	83
PNM Resources Inc.	1,555	79
ALLETE Inc.	909	78
NorthWestern Corp.	992	72
New Jersey Resources Corp.	1,569	72
Southwest Gas Holdings Inc.	727	66
IDACORP Inc.	599	66
MDU Resources Group Inc.	2,403	65
Telephone & Data Systems Inc.	1,644	41
Middlesex Water Co.	673	41
Otter Tail Corp.	800	41
Portland General Electric Co.	663	38
Black Hills Corp.	477	37
Unitil Corp.	596	36
j2 Global Inc.	410	35
MGE Energy Inc.	436	33
ATN International Inc.	516	29
National Fuel Gas Co.	619	29
Chesapeake Utilities Corp.	243	23
* Cincinnati Bell Inc.	3,576	19
Shenandoah Telecommunications Co.	434	14
		2,227

Total Common Stocks (Cost $38,490)			38,219
	Coupon
Temporary Cash Investment (0.4%)1
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund (Cost $141)	2.249%	1,409	141
Total Investments (99.9%) (Cost $38,631)			38,360
Other Asset and Liabilities-Net (0.1%)3			48
Net Assets (100%)			38,408

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $4,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September	1	146	—

U.S. Liquidity Factor ETF

2019

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

U.S. Liquidity Factor ETF

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.